UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
                            Form 13F
                       FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number: ______
 This Amendment (Check only one.): [ ] is a restatement.
                            [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:
Name:     Lingold Associates LLC

Address:  500 Fifth Avenue, 50th Floor
          New York, NY  10110

Form 13F File Number: 028-10921

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Michael F. Moran

Title:    Chief Compliance Officer

Phone:    (212) 391-8960

Signature, Place, and Date of Signing:

Michael F. Moran    New York, NY 10110  November 9, 2006

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Form 13F File Number Name
028-10921

FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included

Managers: NONE



Form 13F Information Table Entry

Total: 36



Form 13F Information Table Value
Total: 177426(thousands)
List of Other Included Managers: NONE

                                                          FORM 13F INFORMATION TABLE

                                                          VALUE    SHRS OR     SH/ INVESTMT    OTHER     VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS      Cusip        (X$1000) PRN AMT     PRN DISCRETN    MANAGERS  SOLE     SHARED  NONE
----------------------   ---------------     ------------ -------- ----------
ALCOA                    COM                 013817101         5354      190925SH  SOLE                     190925
ALLSTATE                 COM                 020002101         5919       94350SH  SOLE                      94350
AMERICAN INDEPEND        COM NEW             026760405         1623      142500SH  SOLE                     142500
AMGEN                    COM                 031162100         4183       58475SH  SOLE                      58475
ANALOG DEVICES           COM                 032654105         4627      157450SH  SOLE                     157450
BED BATH BEYOND          COM                 075896100         7379      192855SH  SOLE                     192855
BIOMET                   COM                 090613100         5858      181975SH  SOLE                     181975
CBS Cl B                 CL B                124857202         4191      148775SH  SOLE                     148775
CEMEX                    SPON ADR 5 ORD      151290889          383       12746SH  SOLE                      12746
CISCO                    COM                 17275R102         8376      364475SH  SOLE                     364475
EBAY                     COM                 278642103         4679      165000SH  SOLE                     165000
GEN AMER INVS            COM                 368802104         5308      140938SH  SOLE                     140938
GENERAL ELECTRIC         COM                 369604103         6367      180375SH  SOLE                     180375
HESS CORP                COM                 42809H107         3529       85200SH  SOLE                      85200
HOME DEPOT               COM                 437076102         6930      191075SH  SOLE                     191075
ILLINOIS TOOL WKS        COM                 452308109         6220      138523SH  SOLE                     138523
INDEPENDENCE HLDG        COM NEW             453440307         1449       66600SH  SOLE                      66600
INTEL CORP               COM                 458140100         6486      315325SH  SOLE                     315325
INTERPUBLIC GRP          COM                 460690100         3125      315609SH  SOLE                     315609
JOHNSON & JOHNSON        COM                 478160104         6168       94975SH  SOLE                      94975
JP MORGAN CHASE          COM                 46625H100         8169      173955SH  SOLE                     173955
MEDTRONIC INC            COM                 585055106         4887      105225SH  SOLE                     105225
NALCO HOLDING            COM                 62985Q101         3768      203475SH  SOLE                     203475
PFIZER INC               COM                 717081103         8893      313575SH  SOLE                     313575
POGO PRODUCING           COM                 730448107         4141      101125SH  SOLE                     101125
REGENERON                COM                 75886F107         3431      218654SH  SOLE                     218654
REPUBLIC SERVICES        COM                 760759100          201        5000SH  SOLE                       5000
SCHERING-PLOUGH          COM                 806605101         4102      185674SH  SOLE                     185674
TEMPLE-INLAND            COM                 879868107         5149      128407SH  SOLE                     128407
TIME WARNER              COM                 887317105         5382      295226SH  SOLE                     295226
TOYOTA MOTOR             COM                 892331307         5753       52825SH  SOLE                      52825
TYCO INT'L               COM                 902124106         6458      230724SH  SOLE                     230724
VIACOM CL B              CL B                92553P201         4102      110325SH  SOLE                     110325
WEYERHAUSER              COM                 962166104         6120       99475SH  SOLE                      99475
WHITE MOUNTAINS          COM                 G9618E107         4833        9725SH  SOLE                       9725
WINNEBAGO                COM                 974637100         3883      123750SH  SOLE                     123750